CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 23,050,619	$ 29,168,546	$ 28,601,071
Cost of revenue	(17,673,199)	(14,712,411)	(11,797,870)
Gross profit	5,377,420	14,456,135	16,803,201
Operating expenses:
Selling and marketing expenses	(1,794,510)	(1,807,132)	(1,520,801)
General and administrative expenses	(4,144,301)	(3,654,449)	(2,038,568)
Total operating expenses	(5,938,811)	(5,461,581)	(3,559,369)
Income from operations	(561,391)	8,994,554	13,243,832
Interest income	66,251	58,946	73,737
Interest expenses	(217,041)
Investment loss, net	(166,334)	(2,436,809)
Foreign currency exchange loss	(96,131)
Government grant	1,157	369,170
Other income (expenses), net	181,817	(8,553)	(3,458)
Income before income taxes	(791,672)	6,977,308	13,314,111
Income tax expense	(608,620)	(3,479,303)	(3,338,886)
Net profit	(1,400,292)	3,498,005	9,975,225
Other comprehensive (loss):
Foreign currency translation adjustment	1,458,405	2,388,306	(1,112,209)
Total comprehensive income	$ 58,113	$ 5,886,311	$ 8,863,016
Net earnings per ordinary share, basic	$ (0.10)	$ 0.32	$ 1.11
Net earnings per ordinary share, diluted	$ (0.10)	$ 0.32	$ 1.11
Weighted average number of ordinary shares, basic	13,691,667	11,030,137	9,000,000
Weighted average number of ordinary shares, diluted	13,691,667	11,030,137	9,000,000